U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                       Insurance Management Series
                       Federated Investors
                       Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

2. Name of each series or class of funds for which this notice is filed:
            Corporate Bond Fund
            Equity Growth and Income Fund
            U.S. Government Bond Fund
            Utility Fund
            International Stock Fund
            Growth Stock Fund
            Prime Money Fund



3.   Investment Company Act File Number:

                       811 - 8042

     Securities Act File Number:


                       33 - 69268

4.   Last day of fiscal year for which this notice is filed:

                       December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0-


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-


9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares:)


     50,427,427;  $153,583,041




10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


     50,427,427;  $153,583,041

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:




12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal
          year in reliance on rule 24f-2 (from Item 10):$
          153,583,041
     (ii) Aggregate price of shares issued in connection

          with
          dividend reimbursement plans
          (from Item 11, if applicable)      +
          0
     (iii)                                   Aggregate
          price of shares redeemed or repurchased
          during the fiscal year (if applicable)-
          34,551,482
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees
          pursuant to rule 24e-2 (if applicable)+
          0
     (v)  Net aggregate price of securities sold and issued
          during
          the fiscal year in reliance on rule 24f-2 [line
          (i), plus
          line (ii), less line (iii), plus line (iv)] (if
          applicable):                         119,031,559
     (vi) Multiplier prescribed by Section 6(b) of the
          Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x      1/2900
     (vii)                                   Fee due [line
          (i) or line (v) multiplied by line (vi)]:
                                             $41,045

Instruction:                                   Issuers
          should complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
          Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures
     (17 CFR 202.3a).
                                                  [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                           February 15, 1996


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                    /s/S. Elliott Cohan
                    S. Elliott Cohan

Assistant Secretary